SEGMENT - Revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)
SEGMENT
Revenues	¥ 13,117	$ 1,934	¥ 11,821
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	42,450			¥ 43,218
PRC
SEGMENT
Revenues	10,904		9,568
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	25,924			26,101
Germany
SEGMENT
Revenues	1,578		1,596
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	12,841			13,131
All others
SEGMENT
Revenues	635		¥ 657
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	¥ 3,685			¥ 3,986